Financial Instruments	12 Months Ended
Dec. 31, 2012
Financial Instruments [Abstract]
Financial Instruments
13.	Financial Instruments

In the ordinary course of business, the Company has entered into off-balance sheet financial instruments, consisting of commitments to extend credit, commitments under line of credit lending arrangements and letters of credit. Such financial instruments are recorded in the financial statements when they are funded or related fees are received.

The following methods and assumptions were used in estimating fair values of financial instruments.

Cash and cash equivalents – The carrying amounts of cash equivalents approximate their fair values. Securities available for sale – With the exception of floating rate trust preferred securities, fair values for securities available for sale are determined by obtaining quoted prices on nationally recognized securities exchanges or matrix pricing, which is a mathematical technique which is widely used in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities’ relationship to other benchmark quoted securities. The determination of the fair value of the trust preferred securities is discussed more fully in footnote 12, Fair Value.

Securities receivable- The carrying amount of securities receivable approximates their fair values.

Loans receivable– Fair values for loans are estimated using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality. Fair values of impaired loans are estimated using discounted cash flow analyses or underlying collateral values, where applicable.

Accrued interest receivable and payable – The carrying amounts of accrued interest approximate their fair values.

FHLB stock – FHLB stock is restricted from trading purposes and thus, the carrying value approximates its fair value.

Bank owned life insurance (BOLI) – The fair value of BOLI at December 31, 2012 and December 31, 2011 approximated the cash surrender value of the policies at those dates.

Interest rate cap and interest rate swap contracts – Fair values of interest rate cap and interest rate swap contracts are based on dealer quotes.

Deposits – The fair values disclosed for demand deposits are, by definition, equal to the amount payable on demand at the reporting date. Fair values for certificates of deposit are estimated using a discounted cash flow calculation that applies current market interest rates to a schedule of aggregated expected monthly maturities.

Borrowed funds and subordinated debt – For variable rate borrowings, fair values are based on carrying values. For fixed rate borrowings, fair values are based on the discounted value of contractual cash flows and on the Company’s current incremental borrowing rates for similar types of borrowing arrangements. Fair values of structured borrowings are based on dealer quotes.

Advance payments by borrowers for taxes and insurance- The fair value of the advance payments by borrowers for taxes and insurance approximated the carrying value of those commitments at those dates.

The following table sets forth the carrying amount and fair value of the Company’s financial instruments included in the consolidated statement of financial condition as of December 31:

As of December 31, 2012

(Dollar amounts in thousands)
	Carrying Amount	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level I)	Significant Other Observable Inputs (Levell II)	Significant Unobservable Inputs (Level III)	Total Fair Value
Financial assets:
Cash and cash equivalents	$15,064	$15,064	$-	$-	$15,064
Securities	1,110,776	1,818	1,072,779	36,179	1,110,776
Securities receivable	1,277	1,277	-	-	1,277
Loans receivable	672,086	-	-	702,206	702,206
Accrued interest receivable	8,068	8,068	-	-	8,068
FHLB stock	15,077	15,077	-	-	15,077
Bank owned life insurance	30,025	30,025	-	-	30,025
Interest rate cap contracts	90	-	90	-	90
Financial liabilities:
Deposits	1,178,057	546,298	-	641,430	1,187,728
Borrowed funds	484,556	-	260,333	249,550	509,883
Junior subordinated notes	46,393	-	25,001	-	25,001
Advance payment by borrowers for taxes and insurance	2,619	2,619	-	-	2,619
Accrued interest payable	1,344	1,344	-	-	1,344
Interest rate swap contracts	5,743	-	5,743	-	5,743

As of December 31, 2011
(Dollar amounts in thousands)
	Carrying Amount	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level I)	Significant Other Observable Inputs (Levell II)	Significant Unobservable Inputs (Level III)	Total Fair Value
Financial assets:
Cash and cash equivalents	$38,848	$38,848	$-	$-	$38,848
Securities	1,130,116	2,103	1,092,224	35,789	1,130,116
Securities receivable	1,148	1,148	-	-	1,148
Loans receivable	648,921	-	-	679,819	679,819
Accrued interest receivable	9,227	9,227	-	-	9,227
FHLB stock	21,256	21,256	-	-	21,256
Bank owned life insurance	30,802	30,802	-	-	30,802
Interest rate cap contracts	532	-	532	-	532
Financial liabilities:
Deposits	1,156,410	492,794	-	675,644	1,168,438
Borrowed funds	560,567	-	263,288	331,588	594,876
Junior subordinated notes	46,393	-	20,361	-	20,361
Advance payment by borrowers for taxes and insurance	2,519	2,519	-	-	2,519
Accrued interest payable	1,676	1,676	-	-	1,676
Interest rate swap contracts	5,531	-	5,531	-	5,531